EQUITY - Calculation of warrants using Black-Scholes pricing model (Details)	Jul. 03, 2020
Risk-free rate
Measurement Inputs
Fair value of warrants	0.0260
Volatility
Measurement Inputs
Fair value of warrants	0.5721
Expected dividend rate
Measurement Inputs
Fair value of warrants	0
Spot price of underling ordinary share
Measurement Inputs
Fair value of warrants	0.01035
Exercise price
Measurement Inputs
Fair value of warrants	0.01
Fair value of warrant
Measurement Inputs
Fair value of warrants	20.27